Note 13 - Leases - Maturities of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2020	Jan. 31, 2019
2021	$ 4,343
2022	3,283
2023	2,508
2024	1,924
2025	1,252
2026 and thereafter	1,049
Total lease payments	14,359
Less: imputed interest	(954)
Total lease obligations	13,405
Current	3,928
Long-term	$ 9,477